Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Estimated Residual Value of Computer Equipment and Furniture and Fixtures	The following useful lives are applied:
Computer equipment	5 years
Furniture and fixtures	10 years
The following useful lives are applied:
Computer equipment	5 years
Furniture and fixtures	10 years